CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

Parent Company Balance Sheets:

	As of December 31,
	2023	2024
Assets
Current Assets
Cash and cash equivalents	$1,383,462	$2,121,423
Amounts due from subsidiaries	11,043,642	15,431,911
Total current assets	12,427,104	17,553,334

Non-current Assets
Deferred offering costs	2,162,836	-
Investment in subsidiaries	234,838,675	221,178,395
Total non-current assets	237,001,511	221,178,395

Total Assets	$249,428,615	$238,731,729

Accrued expenses and other liabilities	1,689,455	1,246,591
Current Liabilities	1,689,455	1,246,591
Total liabilities	$1,689,455	$1,246,591

Mezzanine equity:
Class A redeemable preferred shares (US$0.0001 par value; 24,709,527 and nil shares authorized as of December 31, 2023 and 2024, respectively, 24,709,527 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	114,893,066	-
Class B redeemable preferred shares (US$0.0001 par value; 2,693,877 and nil shares authorized as of December 31, 2023 and 2024, respectively, 2,693,877 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	16,766,736	-
Class B-1 redeemable preferred shares (US$0.0001 par value; 43,044,524 and nil shares authorized as of December 31, 2023 and 2024, respectively, 43,044,524 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	190,882,461	-
Redeemable non-controlling interests	-	2,958,555
Total mezzanine equity	322,542,263	2,958,555

(Deficit) Equity
Ordinary Shares (US$0.0001 par value; 429,552,072 and nil shares authorized as of December 31, 2023 and 2024, respectively, 37,163,379 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)	3,716	-
Class A Ordinary Shares (US$0.0001 par value; 461,995,682 shares authorized as of December 31, 2024, 75,392,253 issued and outstanding as of December 31, 2024)	-	7,539
Class B Ordinary Shares (US$0.0001 par value; 38,004,318 shares authorized, issued and outstanding as of December 31, 2024)	-	3,800
Subscription receivable	(3,716)	(3,808)
Accumulated deficit	(80,228,473)	(128,849,237)
Additional paid-in capital	-	373,890,499
Accumulated other comprehensive loss	5,425,370	(10,522,210)
Total (deficit) equity attributable to the shareholders of NIP Group Inc.	(74,803,103)	234,526,583
Total liabilities, mezzanine equity and (deficit) equity	$249,428,615	$238,731,729

SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

Parent Company Statements of Operations and Comprehensive Loss:

	For the years ended December 31,
	2023	2024
Loss from operations:
Financial income	$26,175	$34,650
General and administrative expenses	(694,745)	(1,215,614)
Equity in loss of subsidiaries	(12,589,459)	(11,508,821)
Net loss	(13,258,029)	(12,689,785)

Total comprehensive loss	$(8,004,774)	$(28,637,365)

SCHEDULE OF CONDENSED STATEMENT OF CASH FLOWS

Parent Company Statements of Cash Flows:

	For the years ended December 31,
	2023	2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,258,029)	$(12,689,785)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,589,459	11,508,821
Change in operating assets and liabilities:
Amounts due from subsidiaries	(5,721,562)	(4,388,269)
Other receivables	(78,364)	-
Accrued expenses and other liabilities	(697,955)	511,654
Net cash used in operating activities	(7,166,451)	(5,057,579)

Investment in equity investees	(17,400,000)	(10,950,000)
Net cash used in investing activities	(17,400,000)	(10,950,000)

Collection of shareholder investment fund receivable	2,999,845	-
Payment of deferred offering cost	(418,351)	(3,514,703)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	-	20,260,243
Capital injection in Reorganization	16,309,641	-
Net cash provided by financing activities	18,891,135	16,745,540

Net (decrease) increase in cash and cash equivalents	(5,675,316)	737,961
Cash and cash equivalents, at beginning of year	7,058,778	1,383,462
Cash and cash equivalents, at end of year	$1,383,462	$2,121,423